Subsequent Events	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Subsequent Events
34.	SUBSEQUENT EVENTS
34.1. Acquisition of Avon
In continuity of the steps 1 and 2 (described in Note 1a), on January 3, 2020 all the conditions for the conclusion of the Transaction occurred. Nectarine Merger Sub II merged with and into Avon, with Avon surviving the merger. Subsequently, Nectarine Merger Sub I merged with and into Natura &Co Holding S.A., with Natura &Co Holding S.A. surviving the merger. Following the mergers, on the same date, Avon became a wholly owned direct subsidiary of the Company, and the former Avon shareholders became shareholders of the Company.
As a result, the Company acquired control of Avon and the acquisition will be accounted for under the acquisition method of accounting.
Transaction costs incurred by Natura through the completion of the transaction on January 3, 2020, are amounted to proximately R$ 112 million, which were expensed as incurred.

The following table summarizes the preliminary fair value calculation of the consideration transferred on January 3, 2020.

In millions of R$, except for the number of shares
Number of Avon common shares outstanding as of January 3, 2020	536,383,776
Multiplied by the Exchange Ratio of 0.600 Natura &Co shares per each Avon common share	321,830,266
Multiplied by the market price of Natura &Co shares on January 3, 2020	41.00

Consideration in the issuance of shares	13,195
Consideration transferred adjustment (*)	171

Fair value of estimated consideration to be transferred	13,366

(*) Related to the effects of eventual replacement and settlement of share-based payment plans of Avon.
The Company is in the process of allocating the fair value of the consideration transferred to the identifiable assets and liabilities acquired also at fair value. The table below shows the Company’s preliminary allocation of the consideration transferred and the resulting goodwill. Differences between these preliminary estimates and the final acquisition accounting may occur and these differences may be material.
The provision for contingencies amount shown in the table below corresponds to the historical amount recorded by Avon, since the Company is still in the process of estimating their fair value as well as identifying additional contingencies that may be required to be recorded in accordance with the provisions of paragraph 23 of IFRS 3 , i.e., contingencies that: (i) represent a present obligation arising from past events and (ii) can be reliably measured.
The following table summarizes the preliminary allocation of the consideration transferred on January 3, 2020.

In millions of R$
13,366
Total estimated consideration to be transferred:
(-) Fair value of acquired assets:
Cash and cash equivalent	2,636
Accounts receivable	1,135
Inventories	1,942
Other current assets	1,055
Assets held for sale	185
Property, plant and equipment	2,884
Income tax and deferred social contribution	667
Assets of right of use	580
Other non-current assets	475
Judicial deposits	284
Recoverable taxes	516
Employee benefit plan	553

Intangible	5,709
(+) Fair value of liabilities assumed:
Current Liabilities	6,094
Provision for contingencies	651
Long-term debt	7,082
Leasing	586
Deferred taxes	672
Other liabilities	809

(-) Net Assets	2, 727

Non-controlling interest	28

Estimated preliminary goodwill	10,667

Goodwill represents the stronger market position and geographic regions that will result in a more diversified and balanced global portfolio, as well as future expected profitability and operational synergies such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth.

34.2	Impacts of Convid-19
As of the date of this consolidated financial statement, the Company’s Management cannot predict the extent and duration of the measures adopted by governments in the countries in which the Company has operations and, therefore, cannot predict the direct and indirect impacts of
COVID-19
on its business, results of operations and financial condition, including:

●	the impact of COVID-19 on our financial condition and results of operations, including trends and the overall economic outlook, capital and financial resources or liquidity position;

●	how future operations could be impacted;

●	the impact on costs or access to capital and funding resources and on ability to meet the covenants of credit agreements;

●	if the Company could incur any material COVID-19-related contingencies;

●	how COVID-19 could affect assets on the balance sheet and the ability to timely record those assets;

●	the anticipation of any material impairments, increases in allowances for credit losses, restructuring charges or other expenses;

●	any changes in accounting judgements that have had or are reasonably likely to have a material impact on this financial statement;

●	the impact on the demand for the Company’s products;

●	the impact on the Company’s supply chain;

●	the impact on the relationship between costs and revenues; and

●	other unforeseen impacts and consequences.
However, based on the uncertainties described above, the Company is closely monitoring the evolution of the pandemic caused by
COVID-19.
The Company created Crisis Committees on several areas, including key Company’s employees to monitor, analyze and decide the actions to minimize impacts, ensuring the continuity of operations and promote health and safety for all people involved in the Company’s operations.
As of the date of the approval to issue this Company’s financial statement, since the beginning of the virus spread, and the consequent restrictive measures imposed by governments, such as closing non-essential
trade and restricting the movement of people at borders, the Company has implemented some measures in all its operations, aligned with the government’s measures:

●	Incentive to the Company’s employees to work remotely and adoption of essential criteria to limit industrial and logistical operations;

●	Adoption of new security measures for operational workers, such as wear masks and procedures to leave people in a security distance between each other;

●	Stores closure, where and when required by the authorities;

●	Replanning sales cycles, prioritizing personal care items;

●	Speeding up the digitization of sales channels;

●	Wide dissemination of the digital magazine;

●	Change the minimum order criteria, initial kits and increased deadline for consultants’ payments; and

●	Daily monitoring of suppliers to ensure supply.
In addition to these measures, there is a Crisis Committee focused on finance impacts, which monitors the Company’s financial health, focusing on cash, covenants and results, proposing actions to minimize the inevitable reduction in sales. Among these actions, there are:

●	Cut discretionary expenses, such as consultancies and events;

●	Freezing the hires and salary increases;

●	Marketing expenses reduction;

●	Consumer discounts reduction;

●	Reductions in travel expenses;

●	Capital expenditures reduction; and

●	Negotiation with suppliers to extend payment terms.
The promissory notes issued by Natura &Co Holding on December 20, 2019 contain a covenant requiring the Company to maintain a certain indebtedness leverage ratio that required measurement in June 2020, however, as a result of
COVID-19
impacts, the creditors of such notes have waived the requirement to measure such indebtedness ratio in June 2020.

The effects of the incentive plan that some governments are announcing, are also being monitored and included in the management’s projections.
The actions and decisions above are constantly under review by the management and the Committees, according to the global scenarios’ evolution.

34.1.	Promissory notes issuance
The Company, as approved by the Board of Directors on April 29, 2020, issued on May 4, 2020, a single series of Promissory Notes in a total amount of R$ 500 million, with an interest rate of 100% of the CDI variation plus a spread of 3.25% p.a. and maturity date on date on May 4, 2021. At the same date, Natura Cosméticos S.A. issued a Promissory Notes in a total amount of R$ 250 million, with an interest rate of 100% of the CDI variation plus a spread of 3.25% p.a. and maturity date on date on May 4, 2021.